Intangibles (Details) - Schedule of Intangible Asset - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule Of Intangible Asset [Abstract]
Goodwill	$ 3,210,161
Customer relationships	158,000
Less: Provision for impairment	(158,000)
Intangible gross
In-process R&D software	374,000
Brand	87,000
Less: Provision for Impairment	(87,000)
Intangible net
Application development	1,972,994	1,958,742
Less: Accumulated amortisation	(1,243,445)	(986,010)
Total	729,549	972,732
Goodwill & Intangible assets	$ 4,313,710	$ 972,732